Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities [Abstract]
Accounts Payable and Accrued Liabilities
The components of accounts payable and accrued liabilities are as follows:

	December 31, 2021	December 31, 2020
Accounts payable	$7,067,443	$3,726,309
Other accrued liabilities	2,501,927	164,203
Total accounts payable and accrued liabilities	$9,569,370	$3,890,512